Leases - Maturity Analysis of Lease Liabilities (Details) $ in Thousands	Mar. 31, 2022 USD ($)
Disclosure of maturity analysis of lease liabilities [line items]
Total minimum payments	$ 30,670
2023
Disclosure of maturity analysis of lease liabilities [line items]
Total minimum payments	7,633
2024
Disclosure of maturity analysis of lease liabilities [line items]
Total minimum payments	6,032
2025
Disclosure of maturity analysis of lease liabilities [line items]
Total minimum payments	5,165
2026
Disclosure of maturity analysis of lease liabilities [line items]
Total minimum payments	3,583
2027
Disclosure of maturity analysis of lease liabilities [line items]
Total minimum payments	2,395
2028 and thereafter
Disclosure of maturity analysis of lease liabilities [line items]
Total minimum payments	$ 5,862